Document and Entity Information Document - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 13, 2017	Jun. 30, 2016
Document Information [Abstract]
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Groupon, Inc.
Entity Central Index Key	0001490281
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		562,074,014
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,313,716,295